Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 10 – Related Party Transactions

In connection with the Company’s investments in Enders, Berry Hill and the MDA Apartments, it entered into the SOIF LOC with SOIF II and SOIF III, the terms of which are described above in Note 8 – Line of Credit. Cash payments by the Company on the SOIF LOC as of the year ended December 31, 2013 were $1,949,038, including interest.  The Company also paid down an additional $5,524,412 in exchange for selling part of its joint venture interest in Berry Hill to SOIF III, as discussed in Note 3, “Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests” above.

As of December 31, 2013, $2,396,605 of organizational and offering costs have been incurred on the Company’s behalf by the Advisor since inception. The Company is liable to reimburse these costs to the Advisor only to the extent selling commissions, the dealer manager fee and other organization and offering costs do not exceed 15% of the gross proceeds of the applicable offering.  In 2010, the Company reimbursed the Advisor for approximately $508,000 of these costs.  When recorded by the Company, organizational costs are expensed and third-party offering costs are charged to stockholders’ equity.  As of December 31, 2013, $3,622,471 of offering costs have been charged to stockholders’ equity and, in 2010, $49,931 of organizational costs were expensed.  The organizational and offering costs exceed the 15% threshold discussed above, and given the termination of the Initial Public Offering in April 2013 and the Follow-On Offering in September 2013, the Company has recorded a receivable of approximately $508,000 due from the Advisor for the previously reimbursed organizational and offering costs, which remains due as of December 31, 2013. There were no amounts receivable from the Advisor as of December 31, 2012.

The Advisor performs its duties and responsibilities as the Company’s fiduciary under an Advisory Agreement. The Advisory Agreement has a one-year term expiring October 14, 2014, and may be renewed for an unlimited number of successive one-year periods upon the mutual consent of the Company and its Advisor. The Advisor conducts the Company’s operations and manages its portfolio of real estate investments under the terms of the Advisory Agreement.  Certain of the Company’s affiliates will receive fees and compensation in connection with the acquisition, management and sale of its real estate investments.

The Advisor is entitled to receive a monthly asset management fee for the services it provides pursuant to the Advisory Agreement. On September 26, 2012, the Company amended the Advisory Agreement to reduce the monthly asset management fee from one-twelfth of 1.0% of the higher of the cost or the value of each asset to one-twelfth of 0.65% of the higher of the cost or the value of each asset, where (A) cost equals the amount actually paid, excluding acquisition fees and expenses, to purchase each asset it acquires, including any debt attributable to the asset (including any debt encumbering the asset after acquisition), provided that, with respect to any properties the Company develops, constructs or improves, cost will include the amount expended by the Company for the development, construction or improvement, and (B) the value of an asset is the value established by the most recent independent valuation report, if available, without reduction for depreciation, bad debts or other non-cash reserves.  The asset management fee will be based only on the portion of the cost or value attributable to the Company’s investment in an asset if the Company does not own all of an asset.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive an acquisition fee for its services in connection with the investigation, selection, sourcing, due diligence and acquisition of a property or investment.  On September 26, 2012, the Company amended its Advisory Agreement to increase the acquisition fee from 1.75% to 2.50% of the purchase price. The purchase price of a property or investment will equal the amount paid or allocated to the purchase, development, construction or improvement of a property, inclusive of expenses related thereto, and the amount of debt associated with such real property or investment. The purchase price allocable for joint venture investments will equal the product of (1) the purchase price of the underlying property and (2) the Company’s ownership percentage in the joint venture. Acquisition and disposition fees of $274,411 and $3,426,267 were incurred during the years ended December 31, 2013 and 2012, respectively.

The Advisor is also entitled to receive a financing fee for any loan or line of credit, made available to the Company. The Advisor may re-allow some or all of this fee to reimburse third parties with whom it may subcontract to procure such financing for the Company. On October 21, 2013, the Company amended its Advisory Agreement to decrease the financing fee from 1.0% to 0.25% of any loan made to the Company. In addition, to the extent the Advisor provides a substantial amount of services in connection with the disposition of one or more of the Company’s properties or investments (except for securities that are traded on a national securities exchange), the Advisor will receive fees equal to the lesser of (A)  1.5% of the sales price of each property or other investment sold or (B) 50% of the selling commission that would have been paid to a third-party broker in connection with such a disposition. In no event may disposition fees paid to the Advisor or its affiliates and unaffiliated third parties exceed in the aggregate 6% of the contract sales price. On October 21, 2013, the Company amended its Advisory Agreement to change the disposition fee to only 1.5% of the sales price of each property or other investment sold, such that the disposition fee is no longer determined based on selling commissions payable to third-party sales brokers.

In addition to the fees payable to the Advisor, the Company reimburses the Advisor for all reasonable expenses incurred in connection with services provided to the Company, subject to the limitation that it will not reimburse any amount that would cause the Company’s total operating expenses at the end of the four preceding fiscal quarters to exceed the greater of 2% of the Company’s average invested assets or 25% of its net income determined (1) without reductions for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and (2) excluding any gain from the sale of the Company’s assets for the period.  Notwithstanding the above, the Company may reimburse amounts in excess of the limitation if a majority of its independent directors determines such excess amount was justified based on unusual and non-recurring factors. If such excess expenses are not approved by a majority of the Company’s independent directors, the Advisor must reimburse the Company at the end of the four fiscal quarters the amount by which the aggregate expenses during the period paid or incurred by the Company exceeded the limitations provided above.  The Company will not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition, asset management or disposition fees.  Due to the limitation discussed above and because operating expenses incurred directly by the Company exceeded the 2% threshold, the Board of Directors, including all of its independent directors, reviewed the total operating expenses for the four fiscal quarters ended December 31, 2012 and the Company’s total operating expenses for the four fiscal quarters ended December 31, 2013 and unanimously determined the excess amounts to be justified because of the costs of operating a public company in its early stage of operation and the Company’s initial difficulties with raising capital, which are expected to be non-recurring.  As the Board of Directors has previously approved such expenses, all operating expenses for the years ended December 31, 2013 and 2012 have been expensed as incurred.  Reimbursable operating expenses of $539,990 and $295,069 were incurred during the years ended December 31, 2013 and 2012, respectively.

The Company has issued 1,000 shares of convertible stock, par value $0.01 per share, to the Company’s Advisor. The convertible stock will convert to shares of common stock if and when: (A) the Company has made total distributions on the then outstanding shares of its common stock equal to the original issue price of those shares plus an 8% cumulative, non-compounded, annual return on the original issue price of those shares or (B) subject to specified conditions, the Company lists its common stock for trading on a national securities exchange. A “listing” will be deemed to have occurred on the effective date of any merger of the Company in which the consideration received by the holders of its common stock is the securities of another issuer that are listed on a national securities exchange. Upon conversion, each share of convertible stock will convert into a number of shares of common stock equal to 1/1000 of the quotient of (A) 15% of the excess of (1) the Company’s “enterprise value” (as defined in the Company’s charter) plus the aggregate value of distributions paid to date on the outstanding shares of its common stock over the (2) aggregate purchase price paid by the stockholders for those shares plus an 8% cumulative, non-compounded, annual return on the original issue price of those shares, divided by (B) the Company’s enterprise value divided by the number of outstanding shares of common stock, in each case calculated as of the date of the conversion. If an event triggering the conversion occurs after the Advisory Agreement with the Advisor is not renewed or terminates (other than because of a material breach by the Advisor), the number of shares of common stock the Advisor will receive upon conversion will be prorated to account for the period of time the Advisory Agreement was in force.

In general, the Company contracts property management services for certain properties directly to non-affiliated third parties, in which event it will pay the Advisor an oversight fee equal to 1% of monthly gross revenues of such properties.

All of the Company’s executive officers and some of its directors are also executive officers, managers and/or holders of a direct or indirect controlling interest in the Advisor and other Bluerock-affiliated entities.  As a result, they owe fiduciary duties to each of these entities, their members and limited partners and investors, which fiduciary duties may from time to time conflict with the fiduciary duties that they owe to the Company and its stockholders.

Some of the material conflicts that the Advisor or its affiliates face are: 1) the determination of whether an investment opportunity should be recommended to us or another Bluerock-sponsored program or Bluerock-advised investor; 2) the allocation of the time of key executive officers, directors, and other real estate professionals among the Company, other Bluerock-sponsored programs and Bluerock-advised investors, and the activities in which they are involved; 3) the fees received by the Advisor and its affiliates in connection with transactions involving the purchase, management and sale of investments regardless of the quality of the asset acquired or the service provided us; and 4) the fees received by the Advisor and its affiliates.

Pursuant to the terms of the Advisory Agreement, summarized below are the related party amounts payable to the Advisor, as well as other affiliates, as of December 31, 2013 and 2012.  During the year ended December 31, 2013, the Company paid the Advisor approximately $645,000 of its outstanding accounts payable and has recorded a receivable of approximately $508,000 due from the Advisor for previously reimbursed organizational and offering costs.

	December 31, 2013	December 31, 2012
Asset management and oversight fees	$966,396	$426,938
Acquisition fees	801,169	322,440
Financing fees	35,670	5,891
Reimbursable operating expenses	295,146	431,850
Reimbursable offering costs	193,112	197,300
Reimbursable organizational costs	49,931	49,931
Other	17,748	388,217
Total related-party amounts payable	$2,359,172	$1,822,567

As of December 31, 2013 and 2012, the Company had $8,960 and $5,024, respectively, in receivables due to the Company from related parties other than the Advisor.